Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements

Note 31 – Regulatory Capital Requirements

Northern Trust and the Bank are subject to various regulatory capital requirements administered by the federal bank regulatory authorities. Under these requirements, banks must maintain specific ratios of total and tier 1 capital to risk-weighted assets and of tier 1 capital to adjusted average quarterly assets in order to be classified as “well capitalized.” The regulatory capital requirements impose certain restrictions upon banks that meet minimum capital requirements but are not “well capitalized” and obligate the federal bank regulatory authorities to take “prompt corrective action” with respect to banks that do not maintain such minimum ratios. Such prompt corrective action could have a direct material effect on a bank’s financial statements.

As of December 31, 2012 and 2011, the Bank had capital ratios above the level required for classification as a “well capitalized” institution and had not received any regulatory notification of a lower classification. Additionally, Northern Trust’s subsidiary banks located outside the U.S. are subject to regulatory capital requirements in the jurisdictions in which they operate. As of December 31, 2012 and 2011, Northern Trust’s non-U.S. banking subsidiaries had capital ratios above their specified minimum requirements. There were no conditions or events since December 31, 2012 that management believes have adversely affected the capital categorization of any Northern Trust subsidiary bank.

The table below summarizes the risk-based capital amounts and ratios for Northern Trust and for each of its U.S. subsidiary banks whose net income for 2012 or 2011 exceeded 10% of the consolidated total.

	ACTUAL		MINIMUM TO QUALIFY AS WELL CAPITALIZED
($ In Millions)	AMOUNT	RATIO	AMOUNT	RATIO
AS OF DECEMBER 31, 2012
Total Capital to Risk-Weighted Assets
Consolidated	$8,340.8	14.3%	$5,831.6	10.0%
The Northern Trust Company	7,971.0	13.7	5,803.2	10.0
Tier 1 Capital to Risk-Weighted Assets
Consolidated	7,489.0	12.8	3,499.0	6.0
The Northern Trust Company	6,904.2	11.9	3,481.9	6.0
Tier 1 Capital to Adjusted Average Fourth Quarter Assets
Consolidated	7,489.0	8.2	4,543.7	5.0
The Northern Trust Company	6,904.2	7.6	4,533.9	5.0
AS OF DECEMBER 31, 2011
Total Capital to Risk-Weighted Assets
Consolidated	$8,065.2	14.2%	$5,666.7	10.0%
The Northern Trust Company	7,763.3	13.8	5,630.8	10.0
Tier 1 Capital to Risk-Weighted Assets
Consolidated	7,104.6	12.5	3,400.0	6.0
The Northern Trust Company	6,602.7	11.7	3,378.4	6.0
Tier 1 Capital to Adjusted Average Fourth Quarter Assets
Consolidated	7,104.6	7.3	4,864.9	5.0
The Northern Trust Company	6,602.7	6.8	4,852.2	5.0

The current risk-based capital guidelines that apply to the Corporation and the Bank, commonly referred to as Basel I, are based upon the 1988 capital accord of the International Basel Committee on Banking Supervision (Basel Committee), a committee of central banks and bank supervisors, as implemented by the Federal Reserve Board.

The Corporation also is subject to the Basel II framework for risk-based capital adequacy. The U.S. bank regulatory agencies have issued final rules with respect to implementation of the Basel II framework. Under the final Basel II rules, the Corporation is one of a small number of “core” banking organizations. As a result, the Corporation and the Bank will be required to use the advanced approaches under Basel II for calculating risk-based capital related to credit risk and operational risk, instead of the methodology reflected in the regulations effective prior to adoption of Basel II. The rules also require core banking organizations to have rigorous processes for assessing overall capital adequacy in relation to their total risk profiles, and to publicly disclose certain information about their risk profiles and capital adequacy.

The Corporation has for several years been preparing to comply with the advanced approaches of the Basel II framework. The Corporation is also addressing issues related to implementation timing differences between the U.S. and other jurisdictions, to ensure that the Corporation and its depository institution subsidiaries comply with regulatory requirements and expectations in all jurisdictions where they operate.

On December 16, 2010, the Basel Committee released its final framework for strengthening international capital and liquidity regulation, known as Basel III. The Basel III calibration and phase-in arrangements were previously endorsed by the Seoul G20 Leaders Summit in November 2010, and will be subject to individual adoption by member nations, including the U.S.